Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 14,324	$ 33,055	$ 13,451
Hedges:
Gains/(losses) taken to equity	95	(914)	863
(Gains)/losses transferred to the income statement	(148)	881	(837)
Loss transferred to initial carrying amount of hedged item	35
Exchange fluctuations on translation of foreign operations taken to equity		(5)	5
Exchange fluctuations on translation of foreign operations transferred to income statement		(54)
Tax recognised within other comprehensive income	5	10	(8)
Total items that may be reclassified subsequently to the income statement	(13)	(82)	23
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	(18)	24	58
Equity investments held at fair value	17	(8)	(2)
Tax recognised within other comprehensive income	7	(9)	(20)
Total items that will not be reclassified to the income statement	6	7	36
Total other comprehensive (loss)/income	(7)	(75)	59
Total comprehensive income	14,317	32,980	13,510
Attributable to non-controlling interests	1,400	2,160	2,158
Attributable to BHP shareholders	$ 12,917	$ 30,820	$ 11,352